Equity - Schedule of fair value of each share award used the Monte Carlo pricing model and weighted average assumptions (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($) £ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) £ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) £ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares
Disclosure of reserves within equity [abstract]
Risk free interest rate	3.90%	3.90%	4.70%	4.70%	3.10%	3.10%
Expected life of the awards	33 months	33 months	33 months	33 months	35 months	35 months
Dividend yield	3.40%	3.40%	2.60%	2.60%	2.00%	2.00%
Weighted average share price (in GBP per share) | £ / shares	£ 24.26		£ 31.18		£ 37.58
Weighted average fair value of awards granted in the year (in USD per share) | $ / shares		$ 18.14		$ 17.57		$ 23.18
Number of awards granted in the year (in shares) | shares	3.4	3.4	2.1	2.1	1.7	1.7
Fair value of all awards granted in the year (in million of dollars) | $	£ 61	$ 61	£ 36	$ 36	£ 40	$ 40